SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Details)	12 Months Ended
	Dec. 31, 2017 multiple $ / oz $ / bbl	Dec. 31, 2016 multiple $ / oz $ / bbl
Gold
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated price for next twelve months	1,300	1,200
Estimated price second fiscal year	1,300	1,250
Estimated long-term price	1,300	1,250
Silver
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated price for next twelve months	19.00	18.50
Estimated price second fiscal year	19.00	18.70
Estimated long-term price	19.00	20.00
WTI oil
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated short-term and long-term price | $ / bbl	55	60
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life of mobile and other equipment	2 years
Projected cash flow period	P9Y
Real discount rate	4.35%	5.05%
Net asset value multiple | multiple	0.8	0.7
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Maximum measurement period for business combinations	1 year
Useful life of mobile and other equipment	10 years
Projected cash flow period	P25Y
Real discount rate	7.10%	5.18%
Net asset value multiple | multiple	1.6	1.5